SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 21, 2015 shares	Nov. 22, 2013 USD ($) $ / shares shares	Feb. 29, 2016 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Increment $ / shares shares	Nov. 21, 2013 $ / shares shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)				250,000,000	250,000,000	250,000,000
Balance at end of period (in shares)				250,000,000	250,000,000	250,000,000
Issued Shares [Roll forward]
Balance at beginning of period, issued shares (in shares)				23,431,370	23,431,370	16,666,666
Stock issued during period (in shares)						6,764,704
Balance at end of period, issued shares (in shares)				23,431,370	23,431,370	23,431,370
Outstanding Shares [Roll Forward]
Balance at beginning of period, outstanding (in shares)				22,560,531	23,431,370	16,666,666
Stock issued during period (in shares)						6,764,704
Common shares repurchased under share repurchase program (in shares)				(301,935)	(870,839)
Common shares repurchased in private transaction (in shares)			(1,571,749)	(1,571,749)
Balance at end of period, outstanding (in shares)				20,686,847	22,560,531	23,431,370
Common Stock [Roll forward]
Balance at beginning of period | $				$ 234	$ 234	$ 167
Common shares issued | $						67
Balance at end of period | $				$ 234	$ 234	$ 234
Common Stock [Abstract]
Common stock shares authorized (in shares)				200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)				50,000,000	50,000,000		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01
Nordic American Tankers Limited [Member]
Common Stock [Abstract]
Warrants exercisable (in shares)						333,333
Exercise price of warrants (in dollars per share) | $ / shares						$ 13.82
Number of warrants increments | Increment						2
Percentage of warrants vesting increments		20.00%
Percentages of increase in volume weighted average price		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels | $		$ 2,000
Warrant expiration date				Dec. 31, 2015
Net impact on equity | $		$ 0
Stock repurchased (in shares)				1,172,774	870,839
Share repurchased program term	2 years
Nordic American Tankers Limited [Member] | Minimum [Member]
Common Stock [Abstract]
Percentage of common shares increases		25.00%
Nordic American Tankers Limited [Member] | Maximum [Member]
Common Stock [Abstract]
Percentage of common shares increases		65.00%
Share repurchase program, authorized shares	2,500,000
Private Placement [Member]
Issued Shares [Roll forward]
Balance at end of period, issued shares (in shares)		16,666,666
Common Stock [Abstract]
Common stock, par value (in dollars per share) | $ / shares		$ 15
Private Placement [Member] | Nordic American Tankers Limited [Member]
Common Stock [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares		$ 15.00
Private Placement [Member] | Nordic American Tankers Limited [Member] | Maximum [Member]
Common Stock [Abstract]
Warrants exercisable (in shares)		833,333